UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07484

Nuveen Massachusetts Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Massachusetts Premium Income Municipal Fund (NMT)
	August 31, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 149.3% (100.0% of Total Investments)

	MUNICIPAL BONDS – 149.3% (100.0% of Total Investments)

	Education and Civic Organizations – 38.8% (26.0% of Total Investments)
	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Tender Option
	Bond Trust 2016-XG0070:
$ 1,880	15.404%, 10/01/48 (IF) (4)	10/23 at 100.00	A+	$ 3,288,082
575	15.318%, 10/01/48 (IF) (4)	10/23 at 100.00	A+	1,005,135
2,200	Massachusetts Development Finance Agency, Revenue Bonds, Boston College Issue, Series 2013S,	7/23 at 100.00	AA–	2,666,444
	5.000%, 7/01/38
750	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2009V-1,	10/19 at 100.00	A+	845,318
	5.000%, 10/01/29
1,400	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2010A,	1/20 at 100.00	BBB+	1,522,934
	5.000%, 1/01/40
2,150	Massachusetts Development Finance Agency, Revenue Bonds, Lesley University, Series 2011B-1,	7/21 at 100.00	AA	2,490,775
	5.250%, 7/01/33 – AGM Insured
2,135	Massachusetts Development Finance Agency, Revenue Bonds, Lesley University, Series 2016,	7/26 at 100.00	A–	2,579,806
	5.000%, 7/01/39 (WI/DD, Settling 9/13/16)
	Massachusetts Development Finance Agency, Revenue Bonds, MCPHS University Issue,
	Series 2015H:
450	3.500%, 7/01/35	7/25 at 100.00	AA	484,025
190	5.000%, 7/01/37	7/25 at 100.00	AA	229,440
550	Massachusetts Development Finance Agency, Revenue Bonds, Northeastern University, Series	No Opt. Call	A2	655,782
	2012, 5.000%, 10/01/31
	Massachusetts Development Finance Agency, Revenue Bonds, Northeastern University,
	Series 2014A:
875	5.000%, 3/01/39	3/24 at 100.00	A2	1,055,626
1,400	5.000%, 3/01/44	3/24 at 100.00	A2	1,680,378
500	Massachusetts Development Finance Agency, Revenue Bonds, Simmons College, Series 2013J,	No Opt. Call	BBB+	591,235
	5.250%, 10/01/39
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Sterling and Francine Clark Art	7/21 at 100.00	AA	1,154,490
	Institute, Series 2011A, 5.000%, 7/01/41
1,230	Massachusetts Development Finance Agency, Revenue Bonds, Sterling and Francine Clark Art	7/25 at 100.00	AA	1,522,900
	Institute, Series 2015, 5.000%, 7/01/33
3,000	Massachusetts Development Finance Agency, Revenue Bonds, The Broad Institute, Series 2011A,	4/21 at 100.00	AA–	3,506,640
	5.250%, 4/01/37
875	Massachusetts Development Finance Agency, Revenue Bonds, Tufts University, Series 2015Q,	8/25 at 100.00	Aa2	1,072,356
	5.000%, 8/15/38
500	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute,	9/17 at 100.00	AA–	520,635
	Series 2007, 5.000%, 9/01/37 – NPFG Insured
1,365	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute,	9/22 at 100.00	A1	1,579,564
	Series 2012, 5.000%, 9/01/50
295	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute,	9/26 at 100.00	A1	361,947
	Series 2016, 5.000%, 9/01/37
3,000	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation,	No Opt. Call	A+	4,420,980
	Series 2002A, 5.750%, 1/01/42 – AMBAC Insured
5,275	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation,	1/18 at 100.00	A3	5,543,599
	Series 2008A, 5.000%, 1/01/42 – AGC Insured
	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation,
	Series 2016:
875	4.000%, 1/01/38	7/26 at 100.00	A+	983,089
675	5.000%, 1/01/40	7/26 at 100.00	A+	819,977
	Massachusetts Development Finance Authority, Revenue Refunding Bonds, Boston University,
	Series 1999P:
1,090	6.000%, 5/15/29	No Opt. Call	A1	1,421,796
1,000	6.000%, 5/15/59	5/29 at 105.00	A1	1,361,880
280	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Series 2008H,	1/18 at 100.00	AA	294,129
	6.350%, 1/01/30 – AGC Insured (Alternative Minimum Tax)
635	Massachusetts Educational Financing Authority, Educational Loan Revenue, Series 2011J, 5.625%,	7/21 at 100.00	AA	710,965
	7/01/33 (Alternative Minimum Tax)
255	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northeastern	10/20 at 100.00	A2	288,068
	University, Series 2010A, 4.875%, 10/01/35
2,030	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Wheaton College	1/20 at 100.00	A3	2,261,522
	Issues, Series 2010F, 5.000%, 1/01/41
500	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	555,700
	University Issue, Series 2009A, 5.750%, 7/01/39
2,000	University of Massachusetts Building Authority, Project Revenue Bonds, Senior Series 2014-1,	11/24 at 100.00	Aa2	2,423,120
	5.000%, 11/01/44
4,000	University of Massachusetts Building Authority, Project Revenue Bonds, Senior Series 2015-1,	11/25 at 100.00	Aa2	4,899,000
	5.000%, 11/01/40
1,510	University of Massachusetts Building Authority, Senior Lien Project Revenue Bonds, Series	No Opt. Call	Aa2	1,669,803
	2009-1, 5.000%, 5/01/39
46,445	Total Education and Civic Organizations			56,467,140
	Health Care – 26.1% (17.5% of Total Investments)
1,000	Massachusetts Development Finance Agency Revenue Bonds, Children’s Hospital Issue, Series	10/24 at 100.00	AA	1,211,240
	2014P, 5.000%, 10/01/46
1,340	Massachusetts Development Finance Agency Revenue Bonds, South Shore Hospital, Series 2016I,	7/26 at 100.00	A–	1,609,045
	5.000%, 7/01/41
1,410	Massachusetts Development Finance Agency, Hospital Revenue Bonds, Cape Cod Healthcare	11/23 at 100.00	A	1,675,940
	Obligated Group, Series 2013, 5.250%, 11/15/41
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Baystate Medical Center Issue,	7/24 at 100.00	A+	1,171,000
	Series 2014N, 5.000%, 7/01/44
	Massachusetts Development Finance Agency, Revenue Bonds, Berkshire Health Systems,
	Series 2012G:
895	5.000%, 10/01/29	10/21 at 100.00	A	1,018,000
700	5.000%, 10/01/31	10/21 at 100.00	A	793,947
	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2015H-1:
900	5.000%, 7/01/30	7/25 at 100.00	A–	1,100,871
1,000	5.000%, 7/01/32	7/25 at 100.00	A–	1,216,030
500	5.000%, 7/01/33	7/25 at 100.00	A–	605,790
1,500	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2016-I,	7/26 at 100.00	A–	1,814,175
	5.000%, 7/01/37
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Covenant Health System Obligated	7/22 at 100.00	A–	1,138,670
	Group, Series 2012, 5.000%, 7/01/31
	Massachusetts Development Finance Agency, Revenue Bonds, Lahey Health System Obligated
	Group Issue, Series 2015F:
1,345	5.000%, 8/15/35	8/25 at 100.00	A+	1,616,287
3,500	5.000%, 8/15/45	8/25 at 100.00	A+	4,159,540
1,080	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center	7/23 at 100.00	BBB–	1,286,431
	Issue, Series 2014F, 5.750%, 7/15/43
2,200	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System, Series	7/20 at 100.00	AA	2,528,790
	2011K-6, 5.375%, 7/01/41
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System, Series	7/21 at 100.00	AA	1,167,660
	2012L, 5.000%, 7/01/36
820	Massachusetts Development Finance Agency, Revenue Bonds, Southcoast Health System Obligated	7/23 at 100.00	A3	959,515
	Group Issue, Series 2013F, 5.000%, 7/01/37
	Massachusetts Development Finance Agency, Revenue Bonds, The Lowell General Hospital,
	Series 2013G:
1,000	5.000%, 7/01/37	7/23 at 100.00	BBB+	1,132,930
2,200	5.000%, 7/01/44	7/23 at 100.00	BBB+	2,479,356
500	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health, Series	7/21 at 100.00	BBB+	576,365
	2011H, 5.500%, 7/01/31
445	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Healthcare,	7/26 at 100.00	A–	534,347
	Refunding Series 2016I, 5.000%, 7/01/36
945	Massachusetts Health and Educational Facilities Authority, Partners HealthCare System Inc.,	7/17 at 100.00	AA	978,737
	Series 2007G, 5.000%, 7/01/32
160	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Baystate Medical	7/19 at 100.00	A+	180,194
	Center, Series 2009I, 5.750%, 7/01/36
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Cape Cod Healthcare	11/19 at 100.00	AA	564,055
	Obligated Group, Series 2004D, 5.125%, 11/15/35 – AGC Insured
2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Children’s Hospital,	12/19 at 100.00	AA	2,265,560
	Series 2009M, 5.500%, 12/01/39
2,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Dana-Farber Cancer	12/18 at 100.00	A1	2,718,100
	Institute, Series 2008K, 5.000%, 12/01/37
1,495	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milford Regional	7/17 at 100.00	BBB–	1,539,162
	Medical Center, Series 2007E, 5.000%, 7/15/32
32,935	Total Health Care			38,041,737
	Housing/Multifamily – 3.5% (2.3% of Total Investments)
500	Boston Housing Authority, Massachusetts, Capital Program Revenue Bonds, Series 2008, 5.000%,	4/18 at 100.00	AA	532,995
	4/01/20 – AGM Insured
2,480	Massachusetts Development Finance Authority, Multifamily Housing Revenue Bonds, Emerson	7/17 at 100.00	BB–	2,516,481
	Manor Project, Series 2007, 4.800%, 7/20/48
2,000	Massachusetts Housing Finance Agency, Housing Bonds, Series 2003H, 5.125%, 6/01/43	11/16 at 100.00	AA–	2,003,180
4,980	Total Housing/Multifamily			5,052,656
	Long-Term Care – 3.4% (2.3% of Total Investments)
460	Massachusetts Development Finance Agency, Revenue Bonds, Berkshire Retirement Community	No Opt. Call	A–	549,222
	Lennox, Series 2015, 5.000%, 7/01/31
285	Massachusetts Development Finance Agency, Revenue Bonds, Carleton-Willard Village, Series	12/19 at 100.00	A–	320,793
	2010, 5.625%, 12/01/30
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A,	1/23 at 100.00	BBB–	1,156,000
	5.250%, 1/01/26
500	Massachusetts Development Finance Agency, Revenue Bonds, North Hill Communities Issue,	11/23 at 100.00	N/R	559,990
	Series 2013A, 6.250%, 11/15/28
2,410	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007,	10/16 at 101.00	N/R	2,437,595
	5.250%, 10/01/26
4,655	Total Long-Term Care			5,023,600
	Tax Obligation/General – 15.4% (10.3% of Total Investments)
2,000	Hampden-Wilbraham Regional School District, Hampden County, Massachusetts, General	2/21 at 100.00	Aa3	2,291,760
	Obligation Bonds, Series 2011, 5.000%, 2/15/41
1,250	Hudson, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2011,	2/20 at 100.00	AA	1,411,500
	5.000%, 2/15/32
1,010	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds,	No Opt. Call	AA+	1,180,842
	Series 1991A, 7.000%, 3/01/21
2,440	Massachusetts State, General Obligation Bonds, Consolidated Loan, Refunding Series 2014C,	No Opt. Call	AA+	2,981,948
	5.000%, 8/01/22
1,500	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2004B, 5.250%,	No Opt. Call	AA+	1,812,165
	8/01/21 – AGM Insured
2,000	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2015C, 5.000%, 7/01/45	7/25 at 100.00	AA+	2,432,940
1,000	Newburyport, Massachusetts, General Obligation Bonds, Municipal Purpose Loan, Refunding Series	1/23 at 100.00	AAA	1,114,010
	2013, 4.000%, 1/15/30
1,775	North Reading, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2012,	5/22 at 100.00	Aa2	2,118,818
	5.000%, 5/15/35 – AMBAC Insured
1,760	Norwell, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 11/15/20 – FGIC Insured	No Opt. Call	AAA	2,021,870
	Quincy, Massachusetts, General Obligation Bonds, State Qualified Municipal Purpose Loan
	Series 2011:
1,280	5.125%, 12/01/33	12/20 at 100.00	Aa2	1,473,690
2,000	5.250%, 12/01/38	12/20 at 100.00	Aa2	2,312,920
1,220	Worcester, Massachusetts, General Obligation Bonds, Series 2005A, 5.000%, 7/01/19 –	11/16 at 100.00	AA–	1,252,745
	FGIC Insured
19,235	Total Tax Obligation/General			22,405,208
	Tax Obligation/Limited – 16.5% (11.0% of Total Investments)
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
2,000	5.250%, 1/01/36	1/22 at 100.00	A	2,230,620
1,310	5.125%, 1/01/42	1/22 at 100.00	A	1,444,511
	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1:
400	5.000%, 1/01/37	1/22 at 100.00	A	438,728
1,055	5.000%, 1/01/42	1/22 at 100.00	A	1,154,423
855	Martha’s Vineyard Land Bank, Massachusetts, Revenue Bonds, Refunding Green Series 2014,	11/24 at 100.00	AA	1,035,884
	5.000%, 5/01/33 – BAM Insured
1,000	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2012A, 5.000%, 7/01/41	7/22 at 100.00	AAA	1,189,550
770	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Refunding Senior Lien	No Opt. Call	AA+	925,640
	Series 2004C, 5.250%, 7/01/21
	Massachusetts College Building Authority, Project Revenue Bonds, Green Series 2014B:
360	5.000%, 5/01/39	5/24 at 100.00	AA	432,151
1,610	5.000%, 5/01/44	5/24 at 100.00	AA	1,926,397
1,000	Massachusetts College Building Authority, Project Revenue Refunding Bonds, Series 2003B,	No Opt. Call	Aa2	1,264,050
	5.375%, 5/01/23 – SYNCORA GTY Insured
855	Massachusetts College Building Authority, Revenue Bonds, Refunding Series 2012B,	5/22 at 100.00	AA	1,017,997
	5.000%, 5/01/37
1,350	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Refunding	8/25 at 100.00	AA+	1,665,603
	Series 2015C, 5.000%, 8/15/37
1,875	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series	5/23 at 100.00	AA+	2,265,525
	2013A, 5.000%, 5/15/38
5	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2007A,	8/17 at 100.00	AA+	5,201
	5.000%, 8/15/37 – AMBAC Insured
	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2011B:
975	5.000%, 10/15/35	No Opt. Call	AA+	1,151,514
1,000	5.000%, 10/15/41	10/21 at 100.00	AA+	1,181,040
1,070	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2005, 5.000%,	No Opt. Call	AA–	1,214,108
	1/01/20 – FGIC Insured
1,500	Massachusetts, Transportation Fund Revenue Bonds, Accelerated Bridge Program, Series 2013A,	6/21 at 100.00	AAA	1,757,340
	5.000%, 6/01/38
520	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series	No Opt. Call	AA	568,646
	2012A, 5.000%, 10/01/32 – AGM Insured
1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2012A,	10/22 at 100.00	AA	1,093,550
	5.000%, 10/01/32 – AGM Insured
20,510	Total Tax Obligation/Limited			23,962,478
	Transportation – 8.9% (6.0% of Total Investments)
400	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,	1/20 at 100.00	AA+	453,024
	Commonwealth Contract Assistance Secured, Refunding Series 2010B, 5.000%, 1/01/35
1,000	Massachusetts Port Authority, Airport System Revenue Bonds, Series 2010A, 5.000%, 7/01/30	7/20 at 100.00	AA	1,147,000
1,000	Massachusetts Port Authority, Revenue Bonds, Series 2012B, 5.000%, 7/01/33	7/22 at 100.00	AA	1,203,770
	Massachusetts Port Authority, Revenue Bonds, Series 2014A:
1,000	5.000%, 7/01/39	7/24 at 100.00	AA	1,214,870
2,500	5.000%, 7/01/44	7/24 at 100.00	AA	3,027,100
	Massachusetts Port Authority, Revenue Bonds, Series 2015A:
715	5.000%, 7/01/40	7/25 at 100.00	AA	871,699
1,000	5.000%, 7/01/45	7/25 at 100.00	AA	1,214,690
1,400	Massachusetts Port Authority, Special Facilities Revenue Bonds, BOSFUEL Corporation, Series	7/17 at 100.00	AA–	1,440,110
	2007, 5.000%, 7/01/32 – FGIC Insured (Alternative Minimum Tax)
1,225	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series	1/17 at 100.00	N/R	1,230,059
	2001A, 5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)
730	Metropolitan Boston Transit Parking Corporation, Massachusetts, Systemwide Senior Lien Parking	7/21 at 100.00	A+	849,793
	Revenue Bonds, Series 2011, 5.000%, 7/01/41
330	Virgin Islands Port Authority, Marine Revenue Bonds, Refunding Series 2014B, 5.000%, 9/01/44	9/24 at 100.00	BBB+	378,401
11,300	Total Transportation			13,030,516
	U.S. Guaranteed – 22.9% (15.4% of Total Investments) (5)
450	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds,	No Opt. Call	N/R (5)	463,802
	Series 1991A, 7.000%, 3/01/21 (ETM)
	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Senior Lien Series 2006C:
25	5.000%, 7/01/26 (Pre-refunded 7/01/18)	7/18 at 100.00	AA+ (5)	27,010
975	5.000%, 7/01/26 (Pre-refunded 7/01/18)	7/18 at 100.00	AA+ (5)	1,053,371
2,500	Massachusetts College Building Authority, Project Revenue Bonds, Series 2008A, 5.000%, 5/01/33	5/18 at 100.00	AA (5)	2,682,925
	(Pre-refunded 5/01/18) – AGC Insured
2,185	Massachusetts Development Finance Agency, Revenue Bonds, Draper Laboratory, Series 2008,	9/18 at 100.00	Aa3 (5)	2,412,480
	5.875%, 9/01/30 (Pre-refunded 9/01/18)
1,595	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute,	9/17 at 100.00	AA– (5)	1,666,201
	Series 2007, 5.000%, 9/01/37 (Pre-refunded 9/01/17) – NPFG Insured
4,675	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation,	1/18 at 100.00	A3 (5)	4,948,675
	Series 2008A, 5.000%, 1/01/42 (Pre-refunded 1/01/18) – AGC Insured
1,055	Massachusetts Health and Educational Facilities Authority, Partners HealthCare System Inc.,	7/17 at 100.00	N/R (5)	1,094,383
	Series 2007G, 5.000%, 7/01/32 (Pre-refunded 7/01/17)
410	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/21 at 100.00	AA– (5)	476,760
	Series 1998A, 5.000%, 7/01/25 (Pre-refunded 7/01/21) – NPFG Insured
	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caregroup Inc.,
	Series B1 Capital Asset Program Converted June 13,2008:
3,380	5.375%, 2/01/26 (Pre-refunded 8/01/18) – NPFG Insured	8/18 at 100.00	AA– (5)	3,686,634
600	5.375%, 2/01/27 (Pre-refunded 8/01/18) – NPFG Insured	8/18 at 100.00	AA– (5)	654,432
770	5.375%, 2/01/28 (Pre-refunded 8/01/18) – NPFG Insured	8/18 at 100.00	AA– (5)	839,854
	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caregroup Inc.,
	Series B2, Capital Asset Program, Converted June 9, 2009:
2,000	5.375%, 2/01/27 (Pre-refunded 8/01/18) – NPFG Insured	8/18 at 100.00	AA– (5)	2,181,440
1,500	5.375%, 2/01/28 (Pre-refunded 8/01/18) – NPFG Insured	8/18 at 100.00	AA– (5)	1,636,080
3,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Medical	8/17 at 100.00	A+ (5)	3,135,810
	Center, Series 2007D, 5.250%, 8/15/28 (Pre-refunded 8/15/17)
1,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Springfield College,	10/19 at 100.00	Baa1 (5)	1,716,750
	Series 2010, 5.500%, 10/15/31 (Pre-refunded 10/15/19)
350	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Tufts University,	8/18 at 100.00	Aa2 (5)	382,389
	Series 2008O, 5.375%, 8/15/38 (Pre-refunded 8/15/18)
1,870	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2007A,	8/17 at 100.00	Aa2 (5)	1,949,849
	5.000%, 8/15/37 (Pre-refunded 8/15/17) – AMBAC Insured
1,000	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2009A, 5.000%,	3/19 at 100.00	AA+ (5)	1,104,590
	3/01/21 (Pre-refunded 3/01/19)
95	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005A, 5.000%,	8/17 at 100.00	Aa1 (5)	98,876
	8/01/28 (Pre-refunded 8/01/17)
1,065	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	A3 (5)	1,205,101
	5.500%, 7/01/19 – NPFG Insured (ETM)
31,000	Total U.S. Guaranteed			33,417,412
	Utilities – 4.5% (3.0% of Total Investments)
2,580	Guam Power Authority, Revenue Bonds, Series 2010A, 5.000%, 10/01/37 – AGM Insured	10/20 at 100.00	AA	2,929,461
1,265	Massachusetts Clean Energy Cooperative Corporation, Revenue Bonds, Massachusetts Municipal	7/23 at 100.00	A1	1,517,848
	Lighting Plant Cooperative, Series 2013, 5.000%, 7/01/32
2,010	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds,	11/17 at 100.00	BB+	2,048,873
	Covanta Energy Project, Series 2012B, 4.875%, 11/01/42
5,855	Total Utilities			6,496,182
	Water and Sewer – 9.3% (6.2% of Total Investments)
500	Boston Water and Sewer Commission, Massachusetts, General Revenue Bonds, Refunding Senior	11/19 at 100.00	AA+	566,340
	Lien Series 2010A, 5.000%, 11/01/30
565	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds,	7/24 at 100.00	A–	662,711
	Refunding Series 2014A, 5.000%, 7/01/29
735	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series	7/26 at 100.00	A–	867,587
	2016, 5.000%, 7/01/36
415	Lynn Water and Sewer Commission, Massachusetts, General Revenue Bonds, Series 2003A,	11/16 at 100.00	AA–	416,498
	5.000%, 12/01/32 – NPFG Insured
2,300	Massachusetts Clean Water Trust, State Revolving Fund Bonds, Green 18 Series 2015,	2/24 at 100.00	AAA	2,782,195
	5.000%, 2/01/45
60	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2003-9,	11/16 at 100.00	AAA	60,226
	5.000%, 8/01/22
400	Massachusetts Water Pollution Abatement Trust, Revenue Bonds, MWRA Loan Program, Series	11/16 at 100.00	AAA	401,592
	2002A, 5.250%, 8/01/20
1,820	Massachusetts Water Resources Authority, General Revenue Bonds, Refunding Green Bonds Series	8/26 at 100.00	AA+	2,284,682
	2016C, 5.000%, 8/01/40
	Massachusetts Water Resources Authority, General Revenue Bonds, Refunding Series 2016B:
455	5.000%, 8/01/40	8/26 at 100.00	AA+	571,171
1,000	4.000%, 8/01/40	8/26 at 100.00	AA+	1,133,830
1,000	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2002J, 5.250%,	No Opt. Call	AA+	1,131,850
	8/01/19 – AGM Insured
1,405	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005A,	8/17 at 100.00	AA+	1,459,317
	5.000%, 8/01/28
720	Springfield Water and Sewer Commission, Massachusetts, General Revenue Bonds, Refunding	11/20 at 100.00	AA	830,952
	Series 2010B, 5.000%, 11/15/30 – AGC Insured
	Springfield Water and Sewer Commission, Massachusetts, General Revenue Bonds, Series 2014A:
185	5.000%, 7/15/22	No Opt. Call	AA–	224,810
150	5.000%, 7/15/23	No Opt. Call	AA–	186,161
11,710	Total Water and Sewer			13,579,922
$ 188,625	Total Long-Term Investments (cost $197,646,607)			217,476,851
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Preference – (50.8)% (6)			(74,000,000)
	Other Assets Less Liabilities – 1.5%			2,131,086
	Net Assets Applicable to Common Shares – 100%			$ 145,607,937

Fair Value Measurements
Fair Value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarch of valuation input levels.
Level 1 – Inputs are adjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$217,476,851	$ —	$217,476,851

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do no require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of August 31, 2016, the cost of investments was $197,592,215.
Gross unrealized appreciation and gross unrealized depreciation of investments as of August 31, 2016, were as follows:

Gross unrealized:
Appreciation	$19,893,523
Depreciation	(8,887)
Net unrealized appreciation (depreciation) of investments	$19,884,636

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group
(“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating.
This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are
considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Preference as a percentage of Total
Investments is 34.0%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Massachusetts Premium Income Municipal Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Vice President and Secretary

Date:         October 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz Chief Administrative Officer (principal executive officer)

Date:         October 28, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         October 28, 2016